Cover Page Document	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Krispy Kreme, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40573
Entity Tax Identification Number	37-1701311
Entity Address, Address Line One	2116 Hawkins Street, Suite 101
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	800
Local Phone Number	457-4779
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	DNUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001857154
Amendment Flag	false